SA BlackRock Advantage International Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	92 Months Ended	107 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	7.38%	8.70%	8.18%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	21.24%	5.49%			6.36%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	21.14%	5.33%			6.20%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	20.99%	5.23%			6.11%